Borrowings - Borrowings' Remaining Contractual Maturities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 444,704	¥ 520,267
Within 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	151,049	189,050
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	98,939	69,159
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	150,837	191,879
After 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 43,879	¥ 70,179